Net Exchange Rate Differences (Tables)	12 Months Ended
Dec. 31, 2023
Exchange differences on translation [abstract]
Disclosure of exchange rate differences recognized

The exchange-rate differences recognized in the consolidated statement of operations are included as follows:

	2023	2022	2021
Other operating income and (expenses), net (Note 9)	(2,991)	(3,776)	662
Finance income and expenses (Note 10)	7,825	13,112	12,661
Exchange-rate differences—net	4,834	9,336	13,323